Property, Plant And Equipment - Summary of Detailed Information About Property Plant and Equipment (Detail) - HKD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 156
Property, plant and equipment	(156)
Property, plant and equipment	126	$ 156
Property, plant and equipment	(126)	(156)
Cost [Member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	203	0
Property, plant and equipment	(203)	0
Acquisition of a subsidiary (note 14)		30
Additions	44	173
Exchange adjustments	(7)
Property, plant and equipment	240	203
Property, plant and equipment	(240)	(203)
Depreciation [Member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(47)	0
Property, plant and equipment	47	0
Exchange adjustments	(6)
Provided for the year	73	47
Property, plant and equipment	(114)	(47)
Property, plant and equipment	$ 114	$ 47